Assets Classified As Held For Sale (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Assets classified as held for sale	$ 0.7	$ 0.0
Amount of property, plant and equipment reclassification out of available for sale	$ 12.9